Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income (Expenses), Net [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Financial expenses:
Bank fees and interest	(22)	(65)	(117)
Issuance expenses	-	(182)	-
Interest expenses	(393)	(429)	(212)
Change in fair value of derivative financial instruments	(39)	(83)	-
Changes in fair value of debt investments at fair value through profit or loss	(2)	-	(167)
Exchange rate differences	(58)	(27)	(35)
Total financial expenses	(514)	(786)	(531)

Financial income:
Change in fair value of derivative financial instruments	-	81	462
Interest income related to debt investments through OCI	32	-	-
Interest income	763	115	15
Total financial income	795	196	477
Financial income (expenses), net	281	(590)	(54)